ACQUISITION	9 Months Ended
Dec. 31, 2017
ACQUISITION
ACQUISITION

(23)    ACQUISITION

On September 12, 2016, the Group acquired 60% equity interest in Puhua Technology by injection of RMB 2.0 million in cash. Puhua Technology is primarily engaged in technology development and online education consulting business.  As of March 31, 2017, RMB 2.0 million has been fully paid to Puhua Technology. This transaction was accounted for using business acquisition method and Puhua Technology became a consolidated subsidiary of the Group.

The acquired business contributed net revenue of RMB 71,349 and net loss of RMB 633,513 to the Group for the period from September 12, 2016 to March 31, 2017.

The following table summarizes the consideration paid to acquire Puhua Technology and the amount of identifiable assets acquired and liabilities assumed at the acquisition date:

As of September 12, 2016
RMB
Fair value of consideration transferred:
Cash paid	2,000,000
Fair value of non-controlling interests	1,333,333
Fair value of identifiable assets acquired and liabilities assumed:
Cash	2,411,583
Other receivables and prepayments	746,009
Other non-current assets	16,848

Total assets acquired	3,174,440
Other liabilities	(1,353,188)

Amount of identifiable net assets	1,821,252

Goodwill	1,512,081

The goodwill represents the workforce of the acquired business, synergies expected to arise after the Group’s acquisition of Puhua Technology and expansion in product offering of our testing services. All related goodwill was assigned to the enterprise level.

In December 2017, the Group sold the entire 60% equity interest in Puhua Technology for RMB 2,000,000 in cash, and recognized gain from disposal of the subsidiary of RMB 898,203.

In December 2017, ATA Online acquired 65% equity interest in Qihuang Huizhi, with a total consideration of RMB 650,000. Qihuang Huizhi is primarily engaged in providing online training services to the Internet Access Service Association of China and the cash consideration was fully paid on December 13, 2017. This acquisition was accounted for under the acquisition method and resulted in Qihuang Huizhi becoming a consolidated subsidiary of the Group. The excess of cost of acquisition and fair value of the non-controlling interests over the fair value of the identifiable net assets of Qihuang Huizhi, is recorded as goodwill of RMB 997,123. The goodwill represents the resources of the acquired business, synergies expected to arise after the Group’s acquisition of Qihuang Huizhi and expansion in product offering of our online education services. All associated goodwill was assigned to the ATA Online level.